SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of held-to-maturity investments

	As of December 31, 2014
	Amortized cost	Gross holding unrealized gain*	Fair value
	RMB	RMB	RMB	US$
Held-to-maturity investments
Fixed-rate investment	100,000	437	100,437	16,187
Adjustable-rate investment	250,000	3,830	253,830	40,910

	As of December 31, 2015
	Amortized cost	Gross holding unrealized gain*	Fair value
	RMB	RMB	RMB	US$
Held-to-maturity investments**
Adjustable-rate investment	72,000	209	72,209	11,147
Available-for-sale investments
Adjustable-rate investment	165,000	1,339	166,339	25,678

*	The gross holding unrealized gain of held-to maturity investments was interest income. The gross holding unrealized gain of available-for-sale investments was other comprehensive (loss) income.

**
As of December 31, 2015, held-to-maturity investments were pledged to Ping An Bank as security deposits of bankers' acceptance notes until the maturity dates on February 5, 2016 and March 10, 2016 respectively.

Schedule of Estimated Useful Lives of Fixed Assets
Category	Estimated useful life	Residual value
Electronic equipment	3 years	0%
Other office and warehouse equipment	3-8 years	0%
Vehicles	3 years	0%
Leasehold improvements	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	0%
Buildings	40 years	0%